Employee Benefits - Additional Information (Detail) ₱ / shares in Units, ₱ in Millions																5 Months Ended	6 Months Ended	12 Months Ended
	May 25, 2018 PHP (₱)	Apr. 05, 2018 shares	Mar. 07, 2018 shares	Sep. 26, 2017 shares	Jun. 01, 2015 PHP (₱)	May 21, 2015 PHP (₱)	Dec. 31, 2014 PHP (₱)	Mar. 11, 2014 PHP (₱)	Feb. 19, 2014 PHP (₱)	Sep. 27, 2013	Jan. 25, 2013 PHP (₱)	Aug. 09, 2012 PHP (₱)	Jul. 06, 2012 PHP (₱)	Jun. 30, 2012 PHP (₱)	May 08, 2012 PHP (₱)	Oct. 31, 2013 PHP (₱)	Aug. 31, 2013 PHP (₱)	Dec. 31, 2018 PHP (₱) m² Year ₱ / shares shares	Dec. 12, 2018 PHP (₱)	Dec. 31, 2017 PHP (₱) ₱ / shares shares	Dec. 31, 2016 PHP (₱)	Mar. 21, 2019 shares	Oct. 26, 2012 PHP (₱) ₱ / shares
Disclosure Of Defined Benefit Plans [Line Items]
Actual net gain (losses) on plan assets																		₱ 3,218		₱ 1,825	₱ 4,946
Expected contribution in 2019 to the defined benefit plan																		₱ 1,217
Description of retirement benefit plan																		Benefits are payable in the event of termination of employment due to: (i) compulsory, optional, or deferred retirement; (ii) death while in active service; (iii) physical disability; (iv) voluntary resignation; or (v) involuntary separation from service. For a plan member with less than 15 years of credited services, retirement benefit is equal to 100% of final compensation for every year of service. For those with at least 15 years of service, retirement benefit is equal to 125% of final compensation for every year of service, with such percentage to be increased by an additional 5% for each completed year of service in excess of 15 years, but not to exceed a maximum of 200%. In case of voluntary resignation after attainment of age 40 and completion of at least 15 years of credited service, benefit is equal to a percentage of his vested retirement benefit, in accordance with percentages prescribed in the retirement plan
VIU calculations derived from cash flow projections																		The VIU calculations were derived from cash flow projections over a period of three to five years based on the 2019 financial budgets approved by the MediaQuest’s Board of Directors and calculated terminal value.
Direct subscription in shares of stocks																		₱ 112
Unpaid subscription in unlisted equity investments																		32
Cumulative change in fair market value of investment																		₱ 394		355
Fixed interest rates																		5.88%
Investments																		₱ 31		22
Investment properties (Notes 6 and 13)																		₱ 777		₱ 1,635	1,890
Debt and fixed income securities																		1.00%		1.00%
Net pension benefit cost																		₱ 314		₱ 251	238
Accrued expenses and other current liabilities (Notes 23 and 26)																		95,724		90,740
Transformation Incentive Plan [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Accrued expenses and other current liabilities (Notes 23 and 26)																		208		827
Performance Shares [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Number of shares issued | shares		204,000
Number of shares authorized for acquisition of additional performance shares | shares			54,000
Smart and Subsidiaries [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Actual net gain (losses) on plan assets																				205	51
Expected contribution in 2019 to the defined benefit plan																		260
Net pension benefit cost																		3,159		2,862
Plan Assets of Defined Benefit Pension Plans																		3,794		3,728
Smart and Subsidiaries [Member] | International Equities Investment [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Plan Assets of Defined Benefit Pension Plans																		550		557
Smart and Subsidiaries [Member] | Domestic Fixed Income [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Plan Assets of Defined Benefit Pension Plans																		333		555
Smart and Subsidiaries [Member] | PLDT Shares [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Plan Assets of Defined Benefit Pension Plans																		₱ 15		₱ 24
Smart and Subsidiaries [Member] | Philippine Foreign Currency Bonds [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of interest earned																		4.25%		7.38%
Plan Assets of Defined Benefit Pension Plans																		₱ 165		₱ 373
Smart and Subsidiaries [Member] | Domestic Fixed Income [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Plan Assets of Defined Benefit Pension Plans																				361
Corporate Bonds [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Investments																		133		111
Mutual Funds [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Investments																		₱ 4		30
Investment property [member]
Disclosure Of Defined Benefit Plans [Line Items]
Area of condominium unit of investment property | m²																		58
Investment properties (Notes 6 and 13)																				4
Equity Securities 1 [Member] | Smart and Subsidiaries [Member] | Domestic Fixed Income [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Plan Assets of Defined Benefit Pension Plans																		₱ 1,854		₱ 1,721
Debt and Fixed Income Securities [Member] | Smart and Subsidiaries [Member] | Domestic Fixed Income [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of interest earned																		2.80%		10.13%
Parent [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Dividends earned on common shares																		₱ 2		₱ 2	3
Trustee [Member] | Major business combination [member]
Disclosure Of Defined Benefit Plans [Line Items]
Acquired Shares of Common Stock | shares																						757,000
SMPHI [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Shares of stocks sold to third party	₱ 142
Unlisted Preferred Shares [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Subscription price per share | ₱ / shares																		₱ 10		₱ 10
Unlisted preferred shares | shares																		300,000,000		300,000,000
Subscription payable																		₱ 2,640		₱ 2,640
Dividend rate																		13.50%		13.50%
Dividends earned																		₱ 49		₱ 49	49
MediaQuest PDRs [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Deposits															₱ 6,000
Percentage of Economic Interest															40.00%
Deposit for future subscription														₱ 4,000
Additional deposit for subscription												₱ 1,000	₱ 1,000
Additional investment																		2,700		2,500	₱ 5,500
Amunt drawn for investment requirements																		2,700
Loss on changes in fair value of the investments																		3,038		2,071
Satventures Philippine Depositary Receipts [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of Economic Interest											40.00%
Deposit for future subscription																	₱ 3,600
Additional amount deposited											₱ 3,600
Cignal TV Philippine Depositary Receipts [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of Economic Interest										64.00%
Hastings Philippine Depositary Receipts [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of Economic Interest					70.00%
Deposit for future subscription								₱ 300								₱ 1,950
Additional amount deposited					₱ 3,250				₱ 500		₱ 1,950
Total deposit for subscription							₱ 2,250
Additional investment						₱ 800
Settlement amount						200
Balance investment amount						₱ 500
BTF Holdings, Inc. [Member] | Voting Preferred Stock [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Voting preferred stock																							₱ 150
Subscription price per share | ₱ / shares																							₱ 1.00
Total Subscription Price																							₱ 150
Dividend income																		10		10
Dividends received																		₱ 2		2
Bancholders Inc [member]
Disclosure Of Defined Benefit Plans [Line Items]
Cumulative change in fair market value of investment																				₱ 93
Plan Member with Less Than 15 Years of Credited Services [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Credited services period																		15 years
Percentage of retirement benefit equal to compensation																		100.00%
Plan Member with At Least 15 Years of Credited Services [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Credited services period																		15 years
Percentage of retirement benefit equal to compensation																		125.00%
Plan Member with At Least 15 Years of Credited Services [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Credited services period																		15 years
Additional retirement benefit percentage for each completed year in excess of 15 years																		5.00%
Bottom Of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Pre-tax discount rates applied to cash flow projections																		11.23%
Growth rate of cash flows beyond the projection period																		0.00%
Percentage of contribution to plan by employer																		5.00%
Debt and fixed income securities																		10.00%
Bottom Of Range [Member] | Performance Shares [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Performance share awards performance period				Dec. 31, 2019
Bottom Of Range [Member] | Corporate Bonds [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Fixed interest rates																		4.13%
Bottom Of Range [Member] | Equity Securities 1 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Proportion of portfolio percentage																		10.00%
Bottom Of Range [Member] | Debt and Fixed Income Securities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Proportion of portfolio percentage																		60.00%
Top of range [member]
Disclosure Of Defined Benefit Plans [Line Items]
Average duration of the defined benefit obligation																		19
Pre-tax discount rates applied to cash flow projections																		13.10%
Growth rate of cash flows beyond the projection period																		5.80%
Percentage of contribution to plan by employer																		10.00%
Percentage of contribution to plan by employee																		10.00%
Debt and fixed income securities																		50.00%
Top of range [member] | Performance Shares [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Performance share awards performance period				Jan. 01, 2017
Number of shares issued | shares			914,000	860,000
Top of range [member] | Corporate Bonds [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Fixed interest rates																		7.06%
Top of range [member] | Equity Securities 1 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Proportion of portfolio percentage																		40.00%
Top of range [member] | Debt and Fixed Income Securities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Proportion of portfolio percentage																		90.00%
Top of range [member] | Plan Member with At Least 15 Years of Credited Services [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of retirement benefit equal to compensation																		200.00%